Summary Prospectus	August 30, 2013
RiverPark Strategic Income Fund
Retail Class Shares (Ticker Symbol RSIVX)
Institutional Class Shares (Ticker Symbol RSIIX)
Class C Shares*

*   Class C Shares are not currently being offered for sale to investors.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s prospectus and other information about the Fund online at http://www.riverparkfunds.com.  You may also obtain this information at no cost by calling 1-888-564-4517 or by sending an e-mail request to riverparkfunds@seic.com.  The Fund’s prospectus and statement of additional information, both dated August 30, 2013, are incorporated by reference into this Summary Prospectus.

Investment Objective

The RiverPark Strategic Income Fund (“RiverPark Strategic Income” or the “Fund”) seeks high current income and capital appreciation consistent with the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholders Fee (fee paid directly from your investment	Retail	Institutional	Class C

Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge Load Imposed on Reinvested Dividend	None	None	None
Redemption Fee	None	None	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Retail	Institutional	Class C

Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	None	None	1.00%
Other Expenses1	1.00%	0.75%	0.75%
Total Annual Fund Operating Expenses	1.65%	1.40%	2.40%
Fee Waiver and/or Expense Reimbursement2	(0.40%)	(0.40%)	(0.40%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.25%	1.00%	2.00%

1
Other Expenses are based on estimated amounts for the Fund’s current fiscal year ending September 30, 2013 and include administration, transfer agency, custodian, administrative servicing and shareholder servicing fees.

2
RiverPark Advisors, LLC, the Fund’s investment adviser (“RiverPark” or the “Adviser”), has agreed contractually to waive its fees and to reimburse expenses of the Fund, including expenses associated with the Fund’s shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.25% for the Retail Class Shares, 1.00% for the Institutional Class Shares, and 2.00% for the Class C Shares of the Fund’s average net assets.  The Fund does not intend to enter into short sales that will cause the Fund to incur dividend and interest expense related to such short sales.  This arrangement is in effect until at least September 30, 2014 and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Funds at least 30 days prior to the annual approval of its determination not to continue the agreement.  This agreement may be terminated with 90 days’ notice by a majority of the independent members of the Board or a majority of the Fund’s outstanding shares.  The Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to certain limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the annual expense limitation in effect at the time of the waiver to be exceeded.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The Year 1 calculations reflect the fee waiver currently in effect; however, subsequent years do not take into account any fee waivers.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Retail	$127	$481
Institutional	$102	$404
Class C	$203	$710

Principal Investment Strategies

RiverPark Strategic Income seeks high current income and capital appreciation consistent with the preservation of capital by investing in both investment grade and non-investment grade debt, preferred stock, convertible bonds, bank loans, high yield bonds and income producing equities (“the Securities”) that Cohanzick Management, LLC (“Cohanzick” or the “Sub-Advisers), RiverPark Strategic Income’s Sub-Adviser, deems appropriate for the Fund’s investment objective.  Under normal circumstances, RiverPark Strategic Income will invest no less than 80% of its net assets in (1) fixed income securities that it believes are Money-Good (as described below), and for which, in the opinion of the Sub-Adviser, if held to maturity, there is only a limited risk of loss of principal and (2) income producing equities, for which, in the opinion of the Sub-Adviser, the issuing company has the resources to sustain its distributions.  Other than for temporary purposes, the Fund will not borrow in order to gain leverage.  Cohanzick analyzes each Security on a bottom-up basis and considers fixed income securities to be “Money-Good” if the enterprise value of the issuing company, when valued using what Cohanzick believes to be conservative valuation metrics, exceeds the value of the senior and pari passu debt of the considered investment.  Pari passu debt is debt that ranks equally with the considered investment. For example, a $200 million debt issue with $300 million of senior debt of the same issuer may be considered by Cohanzick to be Money-Good if Cohanzick believed that the issuing company was able to sustainably generate in excess of $100 million of free cash flow per annum.  In this example, the aggregate $500 million of debt represents five times Cohanzick’s estimate of free cash flow, which the sub-adviser believes is a conservative valuation metric. RiverPark Strategic Income will invest in fixed income securities of various credit qualities (i.e., investment grade and non-investment grade) and maturities (i.e., long-term, intermediate and short-term). RiverPark Strategic Income may invest up to 35% of its assets in foreign fixed income securities that Cohanzick believes are Money-Good.  RiverPark Strategic Income may also invest up to 35% of its assets in income producing equities that either have a substantial dividend yield or where Cohanzick believes the issuing company will distribute significant assets over a certain period of time. The Fund will have the capability to short securities, including ETFs, to hedge the portfolio if the Sub-Adviser believes it is consistent with achieving the Fund’s objective. RiverPark Strategic Income will be diversified by security and by exposure to industries and sectors.  The Fund, however, may, from time to time, concentrate its investments in a specific credit quality, such as high-yield, or maturity, such as short-term.

In addition to considering economic factors such as the effect of interest rates on RiverPark Strategic Income’s investments, Cohanzick applies a “bottom up” approach in choosing investments.  This means that Cohanzick looks at income-producing Securities on an individual basis to determine if a Security is an attractive investment opportunity and if it is consistent with the Fund’s investment objective.  If Cohanzick is unable to find such investments, the Fund’s uninvested assets may be held in cash or similar investments, subject to the Fund’s specific investment objective.  Securities are generally held in the Fund’s portfolio until maturity.  However, a Security may be sold prior to maturity.  For example, a Security may be sold prior to maturity in light of a corporate action or announcement affecting the issuer.  In addition, a Security may be purchased at a premium or discount and/or sold prior to maturity where Cohanzick believes it is advantageous to do so.

There is no assurance that the Fund will achieve its investment objections.

Principal Risks

RiverPark Strategic Income is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

Risks of Investing in Fixed Income Securities.   The Fund invests a significant portion of its assets in fixed income securities.  Fixed income securities are subject to credit risk and market risk, including interest rate risk.  Credit risk is the risk of the issuer’s inability to meet its principal and interest payment obligations.  Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.  There is no limitation on the maturities of fixed income securities in which the Fund invests.  Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.

Interest Rate Risk.  The prices of securities in general and fixed-income securities in particular tend to be sensitive to interest rate fluctuations.  Unexpected fluctuations in interest rates can result in significant changes in the prices of fixed-income securities.  Given the current historically low interest rate environment, there is greater risk than normal of rising interest rates.

Credit Risk. Debt portfolios are subject to credit risk.  Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument.  Financial strength and solvency of an issuer are the primary factors influencing credit risk.  In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk.  Credit risk may change over the life of an instrument, and debt obligations which are rated by rating agencies are often reviewed and may be subject to downgrade.

Below Investment Grade Securities Risks. The Fund invests in fixed-income securities which are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody’s Investors Service, Inc. and Standard & Poor’s Corporation and accordingly involve great risk.  Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions.  These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy.  The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and ask prices of such securities may be greater than those prevailing in other securities markets.  Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments to a greater extent than for issuers of investments for higher grade debt securities.  In addition, the market for lower grade debt securities may be less liquid than for higher grade debt securities.

High Yield Securities Risks.  The Fund invests in high yield securities.  Such securities are generally not exchange-traded and, as a result, trade in a smaller secondary market than exchange-traded bonds.  In addition, the Fund invests in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments.  High yield securities that are below investment grade or unrated face ongoing uncertainties and exposure to adverse business, financial or economic conditions which could lead to the issuer’s inability to meet timely interest and principal payments.  The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities.  Companies that issue such securities are often highly leveraged and may not have available to them more traditional methods of financing.  It is possible that a major economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities.  In addition, it is possible that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities.

Risks Associated with Investments in Distressed Securities.  The Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings.  Although such investments may result in significant returns to the Fund, they involve a substantial degree of risk.  Any one or all of the issuers of the securities in which the Fund may invest may be unsuccessful or not show any return for a considerable period of time.  The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high.  There is no assurance that the Fund’s Sub-Adviser will correctly evaluate the value of the assets supporting distressed investments held by the Fund or the prospects for a successful reorganization or similar action.  In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than the Fund’s original investment.  Under such circumstances, the returns generated from the Fund’s investments in distressed securities may not adequately compensate for the risks assumed.  In addition, there is no minimum credit standard that is a prerequisite to the Fund’s investment in any instrument, and a significant portion of the obligations and preferred stock in which the Fund invests may be less than investment grade.

Foreign Securities Risk. The Fund may invest in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers.  These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.  Some investments by the Fund may be made in “emerging markets”.  Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.  These risks include high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; lack of liquidity and greater price volatility due to the smaller size of the market for such securities and lower trading volume; political and social uncertainties; national policies that may restrict the Fund’s investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; greater risks of expropriation, confiscatory taxation and nationalization; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

Management Risk. Management risk means that the Adviser’s or Sub-Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Portfolio Turnover Risk.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Equity Securities Risks.  The Fund may invest in income producing equity securities.  Although investments in income producing equity securities are considered safer than equity securities in general, and equities historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors.  The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).  Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests.

Performance
Because the Fund has not begun operations, performance information is not yet available. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is no guarantee of future results. Once available, updated performance information will be obtainable by calling 888-564-4517 or by visiting the Fund’s website at www.riverparkfunds.com.

Management
Investment Adviser
RiverPark Advisors, LLC acts as the investment adviser for RiverPark Strategic Income.

Sub-Adviser
Cohanzick Management, LLC acts as the sub-adviser for RiverPark Strategic Income.

Portfolio Manager
David K. Sherman will be the portfolio manager for RiverPark Strategic Income. Mr. Sherman is the President and Founder of Cohanzick Management, LLC and has been associated with Cohanzick since 1996.

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day by written request by mail (RiverPark Funds, P.O. Box 219008, Kansas City, MO 64121-9008), by wire transfer, by telephone at 888-564-4517, or through a financial intermediary.  The minimum initial investment in the Retail Class Shares is $1,000.  The minimum initial investment in the Institutional Class Shares is $1 million. Class C Shares, when offered for sale to investors, will have a minimum initial investment of $1,000. There is no minimum for subsequent investments if payment is mailed by check; otherwise the minimum is $100.

Tax Information
The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, and may be taxable upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your financial planner or visit your financial intermediary’s website for more information.

RPF-SM-009-0100